(212) 318-6054 vadimavdeychik@paulhastings.com
December 6, 2018

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Gabelli Innovations Trust (the "Company") Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith is a copy of the Registration Statement on Form N-1A, for filing under the Securities Act of 1933.

This filing is for the registration of shares of common stock of an open-end management investment company pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Company is organized as a series trusts and consists of four separate series.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik

of PAUL HASTINGS LLP